Label	Element	Value
Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Indexperts Gorilla Aggressive Growth ETF
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Indexperts Gorilla Aggressive Growth ETF (the “Fund”) seeks long-term capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”).  Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.  These costs are not included in the fee table or expense example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell (or you hold) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
  The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2025, the portfolio turnover rate was 24.72%.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	24.72%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index.   Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in common stocks of companies that the Fund’s investment advisor, Indexperts, LLC (the “Advisor”), believes have growth potential. These securities may be of any market capitalization.
The Fund will generally invest in a group of domestic equity securities selected from a blend of the components of the Indexperts All Cap Quality Growth 150 Index and the Indexperts Large Cap Quality Growth Index, but the Advisor will adjust the sector allocation, style exposure, or specific securities based on market conditions in its discretion based on the factors described below.  For example, the Advisor may decide, that the target allocation between the two indices should be adjusted, or a specific stock in one or both indices carries risks not captured by the security selection methodology of the indices (e.g., Merger & Acquisition risk) and exclude it from the portfolio, or that an entire industry should be excluded based on factors that have broad ranging impact such as regulatory, tax or technological changes.
The Indexperts All Cap Quality Growth 150 Index and Indexperts Large Cap Quality Growth Index are proprietary indices. The Fund will generally seek to have 65% of the Fund’s portfolio match the components of the Indexperts All Cap Quality Growth 150 Index and 35% of the Fund’s portfolio match the components of the Indexperts Large Cap Quality Growth Index. Target allocations may be adjusted by the Advisor based on its judgment and analysis of both broad market conditions and individual securities. This analysis considers: Federal Reserve interest rate policy; analysis of trading volume and market sentiment indicators including bid and ask volumes; recent growth or decline trends in markets, market sectors, and individual securities; market averages for per share financial data based on earnings, revenues, net income and dividends and the comparison to individual securities within the indices.
The Indexperts All Cap Quality Growth 150 Index determines its constituent securities by starting with a universe of 3000 large-, mid-, and small-cap stocks that meet are in the 25th percentile or greater in trading volume and average daily float of shares trading. Next, a growth factor score is calculated for each security using variables including future short and long-term earnings growth estimates, historical short and long-term earnings growth, historical sales growth, return on assets, price-to-earnings, price-to-book, as well as other factors based on information provided in filed financial reports and financial analyst reports.  Those stocks in the bottom 25th percentile for large-, mid-, and small-cap stocks are excluded from consideration. Next a solvency criterion (which include factors such as debt to equity ratio, debt-to-assets ratio, the ratio of a company's earnings before interest and taxes by its interest expense during a given period, and debt obligation to cash flow ratio) is applied to the remaining securities and sort ranked. The highest-ranking large cap stocks, mid-cap stocks, and small-cap stocks are then selected for inclusion in roughly equal proportion. These securities are weighted by market capitalization. The Indexperts All Cap Quality Growth 150 Index is rebalanced annually and reconstituted annually.
The Indexperts Large Cap Quality Growth Index determines its constituent securities by starting with a universe of 500 large cap stocks that meet are in the 25th percentile or greater in trading volume and average daily float of shares trading. Next, a growth factor score is calculated for each security using variables including future short and long-term earnings growth estimates, historical short and long-term earnings growth, historical sales growth, return on assets, price-to-earnings, price-to-book, as well as other factors based on information provided in filed financial reports and financial analyst reports. Those stocks in the bottom 25th percentile are excluded from consideration. Next a solvency criterion (which include factors such as debt to equity ratio, debt-to-assets ratio, the ratio of a company's earnings before interest and taxes by its interest expense during a given period, and debt obligation to cash flow ratio) is applied to the remaining securities and sort ranked. The highest-ranking large cap stocks are then selected for inclusion. These securities are equally weighted. The Indexperts Large Cap Quality Growth Index is rebalanced annually and reconstituted annually.
The Advisor will review the portfolio and prevailing market conditions at least monthly, or more frequently based market events.  The Advisor may buy or sell a portfolio security as part of the review, or as reconstitution and rebalancing of the underlying indices, used to inform security selection, occurs.
As an actively managed ETF that does not seek to replicate the performance of a specified index, the Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.
From time to time the Fund may focus its investments in one or more particular sectors. As of October 31, 2025, the Fund focused its investments in the Technology and Consumer Discretionary sectors.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns compared to that of a broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests). The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information on the Fund’s results can be obtained by visiting https://etfpages.com/RILA.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns compared to that of a broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	https://etfpages.com/RILA
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
During the periods shown in the bar chart above, the Fund’s highest quarterly return was 18.18% (quarter ended June 30, 2025) and the Fund’s lowest quarterly return was -5.04% (quarter ended March 31, 2025).

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2025
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	18.18%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2025
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(5.04%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees and expenses)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns Period Ended December 31, 2025
Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The loss of your money is a principal risk of investing in the Fund.
Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF | Common Stock/Equity Security Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Common Stock/Equity Security Risk.  Common stock holds the lowest priority in a company's capital structure, and, therefore, takes the largest share of the company’s risk and its accompanying volatility.  Investments in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended markets downturns, the value of common stocks will decline, which could also result in losses for the Fund.  The NAV of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political, or market conditions.

Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF | Large Capitalization Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Large Capitalization Risk.  Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions.  Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies.  During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF | Small and Mid-Cap Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Small and Mid-Cap Securities Risk.  The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies.  Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF | Growth Stock Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Growth Stock Risk.  Growth stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.  The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF | Financial Institution Failure Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Financial Institution Failure Risk.  The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management, and/or custodial financial institutions.  The failure of a bank (or banks) with which the Fund and/or its portfolio companies have a commercial relationship could adversely affect, among other things, the Fund and its portfolio companies’ ability to pursue key strategic initiatives, including by affecting the Fund’s ability to borrow from financial institutions on favorable terms.  In the event a portfolio company, or potential portfolio company, has a commercial relationship with a bank that has failed or is otherwise distressed, such portfolio company may experience delays or other issues in meeting certain obligations or consummating transactions.

Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF | New Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
New Fund Risk.  The Fund is  newly formed and has a limited operating history as of the date of this Prospectus Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Board of Trustees determining to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.  Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF | New Advisor Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
New Advisor Risk.  The Advisor has only recently begun serving as an investment advisor to ETFs.  As a result, investors do not have a long-term track record of managing an ETF from which to judge the Advisor, and the Advisor may not achieve the intended result in managing the Fund.

Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Management Risk.  The Fund is subject to management risk because it is an actively managed portfolio.  In managing the Fund’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund’s NAV will also change daily in response to such factors.

Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Authorized Participant Risk.  Only an authorized participant (“Authorized Participant” or “APs”) may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants).  Authorized Participant concentration risk may be heightened for ETFs that invest in securities or instruments that have lower trading volumes, such as the Fund.

Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF | ETF Structure Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
ETF Structure Risks.  The Fund is structured as an ETF and as a result is subject to the certain risks, including:
o
Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o
Trading Issues.  An active trading market for the Fund’s shares may not be developed or maintained.  Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.  Any absence of an active trading market, in turn, leads to a heightened risk of a difference between the market price of the Fund’s shares and the value of the shares, which would be reflected in a wider bid-ask spread.

o
 Cash Transactions.  At any time, the Fund may have investments in cash or cash equivalents.  When a portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

o
Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers, or other participants that trade the particular security.  A bid-ask spread is the difference between the price quoted in the market for an immediate sale (bid) and an immediate purchase (ask) of the ETF’s shares.  There may be times when the market price and the NAV vary significantly.  This means that Shares may trade at a discount to NAV and the bid-ask spread could widen.

◾
In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the NAV, and the bid-ask spread could widen.

◾
To the extent APs exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Shares and the NAV, and the bid-ask spread could widen.

◾
The market price for Shares may deviate from the NAV, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Shares than the NAV, which is reflected in the bid and ask price for Shares or in the closing price.

◾
When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of Shares and the NAV, and the bid-ask spread could widen.

◾
In stressed market conditions, the market for Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio.  This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the NAV, and the bid-ask spread could widen.

Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF | Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Investment Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment.
All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved.
Any real or perceived adverse economic changes, local, regional or global events such as war, acts of terrorism, disasters, trade disputes, disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities of those countries, the spread of infectious illness or other public health issues, recessions, raising of interest rates, or other events, could have a material adverse impact on the Fund or its investments. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Moreover, changes in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, and portfolio liquidity, among other factors.
Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets.

Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF | Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Sector Risk.  The fund may be susceptible to an increased risk of loss, including losses due to events that adversely affect the fund's investments more than the market as a whole, to the extent that the fund may, from time to time, have greater exposure to the securities of a particular issuer or issuers within the same industry or sector. Such sector-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the sector. In addition, at times, such sector may be out of favor and underperform other sectors or the market as a whole.
o
Technology Companies.  Companies in the technology sector are subject to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and increased competition.  For example, their products and services may not prove commercially successful or may become obsolete quickly. In addition, delays in or cancellation of the release of anticipated products or services may also affect the price of a technology company’s stock. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. The activities of these companies may also be adversely affected by changes in government regulations, worldwide technological developments or investor perception of a company and/or its products or services. The stock prices of companies operating within the technology sector may be subject to abrupt or erratic movements.

o
Consumer Discretionary Companies. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to, among other things, overall economic conditions, interest rates and disposable household income and consumer spending. These companies typically face intense competition and are subject to fluctuating consumer confidence and consumer demand. Many of these companies compete aggressively on price, potentially affecting their long run profitability. Companies within consumer discretionary related industries may have extensive online operations. The online nature of these companies and their involvement in processing, storing and transmitting large amounts of data make these companies particularly vulnerable to cyber security risk. This includes threats to operational software and hardware, as well as theft of personal and transaction records and other customer data. In the event of a cyberattack, these companies could suffer serious adverse reputational and operational consequences, including liability and litigation.

Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Cybersecurity Risk.  With the increased use of technologies such as the internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security, and related risks. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Fund and its service providers are therefore susceptible to cybersecurity risk.  Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines and penalties, and/or reputational damage.  The Fund and its shareholders could be negatively impacted as a result.

Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Early Close/Trading Halt Risk.  An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments.  In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 628
Indexperts Gorilla Aggressive Growth ETF | S&P 500 Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%	[1]
Indexperts Gorilla Aggressive Growth ETF | S&P 500 Pure Growth Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.75%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.75%	[1]
Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	15.59%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.59%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.59%	[1]
Performance Inception Date	oef_PerfInceptionDate	Dec. 31, 2024
Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.55%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.55%	[1]
Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.23%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.23%	[1]

[1]	The Fund commenced operations on December 31, 2024.